Deferred Tax Assets/(Liabilities) - Analysis of Expiry Dates of Unrecognized Unused Tax Losses (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 667	¥ 492
Expiring in 2019 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	0	193
Expiring in 2020 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	0	0
Expiring in 2021 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	92	95
2022 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	82	82
2023 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	116	122
2024 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax assets has been recognized	¥ 377	¥ 0